PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Property, Plant and Equipment

	12-31-2021	12-31-2020
Property, Plant and Equipment, Net	ThU.S.$	ThU.S.$
Construction work in progress	2,820,592	1,944,578
Land	888,465	930,372
Buildings	2,165,318	2,248,784
Plant and equipment	2,915,611	3,026,136
Information technology equipment	23,516	26,166
Fixtures and fittings	13,563	16,627
Motor vehicles	13,678	15,055
Other property, plant and equipment	112,641	117,586
Total Net	8,953,384	8,325,304

Property, Plant and Equipment, Gross
Construction work in progress	2,820,592	1,944,578
Land	888,465	930,372
Buildings	4,463,660	4,420,293
Plant and equipment	7,079,150	7,027,942
Information technology equipment	104,522	102,632
Fixtures and fittings	49,302	50,209
Motor vehicles	59,351	59,515
Other property, plant and equipment	129,669	135,199
Total Gross	15,594,711	14,670,740

Accumulated depreciation and impairment
Buildings	(2,298,342)	(2,171,509)
Plant and equipment	(4,163,539)	(4,001,806)
Information technology equipment	(81,006)	(76,466)
Fixtures and fittings	(35,739)	(33,582)
Motor vehicles	(45,673)	(44,460)
Other property, plant and equipment	(17,028)	(17,613)
Total	(6,641,327)	(6,345,436)
The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of December 31, 2021 and 2020:

Reconciliation of Property, Plant and Equipment	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2021	1,944,578	930,372	2,248,784	3,026,136	26,166	16,627	15,055	117,586	8,325,304
Changes
Additions	1,124,868	6,647	8,440	22,372	1,277	566	470	6,234	1,170,874
Disposals	(215)	(25,285)	(953)	(10,839)	(170)	(4)	(371)	(205)	(38,042)
Withdrawals	(2,105)	(697)	(2,572)	(6,011)	(42)	—	(31)	(4,188)	(15,646)
Depreciation	—	—	(136,490)	(288,723)	(6,424)	(3,163)	(3,278)	(1,065)	(439,143)
Impairment loss recognized in profit or loss	—	—	(14,669)	(95)	(454)	(9)	(95)	—	(15,322)
Increase (decrease) through net exchange differences	(1,151)	(7,181)	(4,359)	(12,084)	(80)	170	(219)	(815)	(25,719)
Reclassification of assets held for sale	—	107	949	206	—	—	—	—	1,262
Increase (decrease) through transfers from construction in progress	(245,383)	822	66,235	178,611	3,243	(617)	1,995	(4,906)	—
Reclassification from lease to Property, plant and equipment	—	—	—	7,251	—	—	152	—	7,403
Decrease due to loss of control in subsidiary	—	(16,320)	(47)	(1,213)	—	(7)	—	—	(17,587)
Total changes	876,014	(41,907)	(83,466)	(110,525)	(2,650)	(3,064)	(1,377)	(4,945)	628,080
Closing balance 12-31-2021	2,820,592	888,465	2,165,318	2,915,611	23,516	13,563	13,678	112,641	8,953,384

Reconciliation of Property, Plant and Equipment	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2020	1,128,431	971,061	2,247,996	3,139,761	20,906	13,421	14,922	111,685	7,648,183
Changes
Additions	1,258,602	3,449	5,149	38,618	906	1,602	1,553	12,839	1,322,718
Disposals	—	(14,957)	(545)	(8,323)	(5)	(1)	(197)	(1,583)	(25,611)
Withdrawals	(418)	(782)	(1,540)	(3,986)	(97)	(30)	(6)	(46)	(6,905)
Depreciation	—	—	(139,971)	(286,740)	(6,572)	(3,009)	(4,325)	(1,149)	(441,766)
Impairment loss recognized in profit or loss	—	—	(22,176)	(36,032)	(480)	—	(107)	—	(58,795)
Increase (decrease) through net exchange differences	(4,102)	(28,405)	(21,954)	(55,349)	(288)	(190)	(309)	(4,709)	(115,306)
Increase (decrease) through transfers from construction in progress	(437,935)	6	181,825	235,776	11,796	4,834	3,149	549	—
Reclassification from lease to Property, plant and equipment	—	—	—	2,411	—	—	375	—	2,786
Total changes	816,147	(40,689)	788	(113,625)	5,260	3,206	133	5,901	677,121
Closing balance 12-31-2020	1,944,578	930,372	2,248,784	3,026,136	26,166	16,627	15,055	117,586	8,325,304

Disclosure of commitments related to property, plant and equipment [Text Block]
Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	347,839	542,230

Disclosure of depreciation and amortisation expense [text block]
The depreciation expense for the period ending December 31, 2021, 2020 and 2019 is as follows:

	January-December
	2021	2020	2019
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	401,672	412,750	409,442
Administrative expenses	19,228	18,192	16,275
Other expenses	681	2,054	3,525
Total	421,581	432,996	429,242

Disclosure of useful lives of property, plant and equipment [text Block]
The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14
See Note 12 for details of capitalized borrowing costs.